Related party transactions and balances (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Nov. 01, 2024 SGD ($)	Oct. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Other liabilities	$ 18,114	$ 24,748			$ 29,292
Working capital loan from related party	$ 4,007,858	5,475,536			4,091,206
Chan Michael [Member]
Related Party Transaction [Line Items]
Amount due from a related party					$ 34,260
Working capital loan unsecured bears interest of rate	3.00%	3.00%			3.00%
Growhub Vietnam Limited [Member]
Related Party Transaction [Line Items]
Amount due from a related party	$ 203,712	$ 278,311
Other liabilities	77,940	106,482
Grow Hub Apac Pte Ltd [Member]
Related Party Transaction [Line Items]
Working capital loan from related party	4,007,858	5,475,536	$ 6,000,000	$ 5,000,000	$ 4,091,206
Interest payable	$ 116,734	$ 159,482			$ 119,216